Other payables and accruals (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Payables and Accruals

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Payroll and welfare payables	19,205	30,625
Accrued professional service fees and listing expenses	27,375	10,437
Accrued taxes other than income tax	4,633	1,668
Amount due to an investor (Note (a))	15,000	—
Payable to investors for shares repurchase	3,539	3,283
Leaver provisions related to restricted shares (Note 27(b), (c))	3,578	—
Deferred income from ADS depository (Note (b))	—	19,766
Others	36,353	45,385

	109,683	111,164